Lease Liability - Schedule of Lease Liability (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Lease Liability [Abstract]
Lease liability – Current	$ 11,870	$ 9,842
Lease liability – Non-Current	14,208	23,796
Total	$ 26,078	$ 33,638